Income Tax - Income Before Income Taxes, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Income Tax Disclosure [Abstract]
United States	$ 135,901	$ 153,453	$ 137,501
Foreign	281,209	223,897	196,783
Income before income taxes	$ 417,110	$ 377,350	$ 334,284